Consolidated Statements of Cash Flows (Parenthetical) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Cash Flows [Abstract]
Additions related to non cash transfer from inventory	€ 300.5	€ 214.1	€ 159.0
Disposals related to non cash transfer to inventory	€ 145.3	€ 110.4	€ 27.8